SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

Three Months Ended March 31, 2021
Class A ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Class A ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$20,507
Unrealized gain on marketable securities held in Trust Account	5,589

Net income attributable	$26,096

Denominator: Weighted Average Class A ordinary shares subject to possible redemption

Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	8,186,086

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(232,964)

Less: Net income allocable to Class A ordinary shares subject to possible redemption	(26,096)

Non-Redeemable Net Loss	$(259,060)

Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,747,914

Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.07)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from August 21, 2020 (Inception) Through December 31, 2020
Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$5,243
Unrealized gain (loss) on marketable securities held in Trust Account	(7,466)
Net income attributable to Class A ordinary shares subject to possible redemption	$(2,223)
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	8,181,335
Basic and diluted net loss per share, Class A ordinary shares subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(2,122,328)
Add: Net loss allocable to Class A ordinary shares subject to possible redemption	2,223
Non-Redeemable Net Loss	$(2,120,105)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,461,095
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.86)